Property and equipment (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Additions			₽ 106,654	₽ 140,031
Depreciation of property and equipment	₽ 34,380	₽ 19,312	68,342	36,385
Capital expenditures committed related to renovation of its office premises and acquisition of office furniture and equipment	₽ 17,952		17,952		₽ 9,648
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Additions			64,053	71,283
Office equipment and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Additions			₽ 38,736	₽ 56,029